Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jan. 01, 2022
Accounting Policies [Line Items]
Advertising and marketing expense	¥ 540,690	¥ 508,337	¥ 315,716
Foreign exchange translation rate	6.9931
VAT are included in net revenues	¥ 4,671,000	5,098,000	4,173,000
Incentive costs	201,125	¥ 190,195	63,659
Carrying amount of land use rights	¥ 46,909
Operating lease weighted average remaining lease term	1 year 25 days	1 year 11 months 8 days
Revenue Recognized	¥ 571,185	¥ 548,917
Amortization expense of land use rights	¥ 1,012	¥ 1,012	¥ 1,012
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Group’s CODM manages the Company’s business activities as a single operating and reportable segment at the consolidated level. Accordingly, the Group’s CODM uses consolidated net income to measure segment profit or loss, allocate resources and assess performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Land Use Rights [Member]
Accounting Policies [Line Items]
Lessee operating lease term of contract				50 years
Operating lease weighted average remaining lease term	46 years 4 months 24 days
Value Added Tax Rate Percentage One [Member]
Accounting Policies [Line Items]
Value added tax rate	6.00%
Value Added Tax Rate Percentage Two [Member]
Accounting Policies [Line Items]
Value added tax rate	9.00%
Value Added Tax Rate Percentage Three [Member]
Accounting Policies [Line Items]
Value added tax rate	13.00%
Sales Revenue Net [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	51.00%	55.00%	69.00%
Assets [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	7.00%	8.00%
Liabilities, Total [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	58.00%	66.00%